UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES TF FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 90.9%
Alabama - 0.9%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$75,000	$84,136
Subordinated Lien Warrants	6.000%	10/1/42	105,000	121,616

Total Alabama				205,752

Arizona - 9.2%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program	5.000%	7/1/37	45,000	50,506
Academies Math & Science Project, SD Credit Program	5.000%	7/1/38	500,000	566,215
Academies Math & Science Project, SD Credit Program	5.000%	7/1/47	50,000	55,746
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	75,000	80,104
Queen Creek, AZ, Excise Tax & State Shared Revenue	5.000%	8/1/47	585,000	681,203
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	495,000	585,654

Total Arizona				2,019,428

California - 8.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	50,000	56,258
Second Subordinated Lien	5.000%	10/1/36	50,000	55,987
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue	5.000%	2/1/48	315,000	366,899
California State Health Facilities Financing Authority Revenue, Memorial Health Services	5.000%	10/1/33	115,000	128,262
California State Infrastructure & Economic Development Bank Revenue Pacific Gas & Electric Co.	1.750%	6/1/22	100,000	95,877	(a)(b)
California State, GO, Various Purpose	4.000%	11/1/36	15,000	16,043
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	57,372
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	50,000	58,542
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	50,000	64,019
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	500,000	589,060

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	$155,000	$192,498
Riverside County, CA, Transportation Commission Sales Tax Revenue	5.000%	6/1/38	100,000	119,700
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Green Bond	5.000%	11/1/34	100,000	120,284

Total California				1,920,801

Colorado - 2.0%
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	108,801
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project	5.000%	3/1/43	50,000	56,977
Colorado State Health Facilities Authority Revenue, Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/47	50,000	54,773
Denver, CO, City & County Special Facilities Apartment Revenue, United Airlines Inc. Project	5.000%	10/1/32	100,000	108,083	(c)
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	25,000	26,754
University of Colorado Enterprise Revenue:
	5.000%	6/1/37	15,000	16,688	(d)
	5.000%	6/1/37	60,000	66,995	(d)

Total Colorado				439,071

Connecticut - 3.1%
Connecticut State HEFA Revenue, Sacred Heart University Issue	5.000%	7/1/36	50,000	56,870
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	560,990
Connecticut State, GO	5.000%	10/15/34	50,000	55,243

Total Connecticut				673,103

Delaware - 0.4%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	81,386

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	10,000	10,137
KIPP DC Project	5.000%	7/1/42	75,000	83,503

Total District of Columbia				93,640

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 2.3%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	$50,000	$56,473	(c)
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	100,000	114,927
Florida State Board of Education, Public Education Capital Outlay Bonds, GO	5.125%	6/1/40	100,000	106,496	(d)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/47	25,000	28,279	(c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	10,000	11,241
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/36	5,000	5,489
Tampa-Hillsborough County, FL, Expressway Authority Revenue	5.000%	7/1/48	100,000	114,838
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	50,000	56,539

Total Florida				494,282

Georgia - 2.8%
Dahlonega, GA, Downtown Development Authority
Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	100,000	114,332
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	10,000	10,726
Main Street Natural Gas Inc., GA, Natural Gas Revenue (SIFMA Municipal Swap Index Yield + 0.570%)	1.630%	12/1/23	500,000	500,245	(a)(b)

Total Georgia				625,303

Idaho - 0.5%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	100,000	113,844

Illinois - 6.4%
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.250%	12/1/40	100,000	107,063
Chicago, IL, Board of Education, GO	5.000%	12/1/46	100,000	101,586
Chicago, IL, GO:
	5.000%	1/1/25	30,000	32,166
	5.500%	1/1/34	10,000	10,716
	6.000%	1/1/38	5,000	5,642
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/46	10,000	11,078
Trips Obligation Group	5.000%	7/1/48	50,000	55,379
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	25,000	26,934
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/47	35,000	38,075

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	$30,000	$34,121
Second Lien, AGM	5.000%	11/1/31	30,000	34,278
Second Lien, AGM	5.000%	11/1/32	60,000	68,399
Elk Grove Village, IL, GO	5.000%	1/1/36	35,000	40,058
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	45,000	51,022
Illinois State Sales Tax Revenue	5.000%	6/15/23	165,000	183,312
Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	100,000	114,475
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	25,000	27,397
Illinois State, GO:
	5.000%	11/1/26	200,000	214,598
	5.000%	2/1/27	25,000	26,775
	5.000%	2/1/29	20,000	21,270
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.000%	6/15/50	155,000	157,902
McCormick Project, State Appropriations	5.250%	6/15/50	50,000	51,177

Total Illinois				1,413,423

Indiana - 0.6%
Indiana Finance Authority, IN, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	100,000	113,764
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	1.810%	12/2/19	25,000	25,015	(a)(b)(c)

Total Indiana				138,779

Kentucky - 1.3%
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	2.700%	5/1/39	175,000	176,200	(b)
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville Arena Authority Inc., AGM	5.000%	12/1/45	100,000	110,325

Total Kentucky				286,525

Louisiana - 0.3%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana State University Greenhouse Development	5.000%	7/1/42	50,000	55,377
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/41	10,000	11,367

Total Louisiana				66,744

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 8.1%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond	5.000%	7/1/29	$35,000	$40,857
Massachusetts State DFA Revenue:
Babson College	5.000%	10/1/47	75,000	85,224
Broad Institute Inc.	5.000%	4/1/36	85,000	99,566
Partners Healthcare System	5.000%	7/1/47	100,000	112,717
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	11,228
Worcester Polytechnic Institute	5.000%	9/1/42	75,000	85,659
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	100,000	116,259
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/40	50,000	57,696
Massachusetts State, GO	5.000%	11/1/41	1,000,000	1,164,640

Total Massachusetts				1,773,846

Michigan - 0.2%
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison	1.450%	9/1/21	50,000	47,997	(a)(b)

Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	60,000	72,627

New Jersey - 7.1%
New Brunswick, NJ, Parking Authority Revenue, AGM	5.000%	9/1/21	220,000	238,803
New Jersey State EDA Revenue:
	5.000%	6/15/33	50,000	54,113
Private Activity - The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	93,520	(c)
Private Activity - The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	164,553	(c)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.310%	9/1/25	145,000	142,329	(b)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.600%)	2.660%	3/1/28	275,000	272,464	(b)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	100,000	109,179	(c)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	50,000	57,549
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program	5.000%	6/15/45	100,000	105,573

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
	5.000%	1/1/35	$60,000	$69,704
	5.000%	1/1/35	100,000	113,532
Salem County, NJ, Industrial PCFA Revenue,
Philadelphia Electric Co.	2.500%	3/1/19	100,000	100,088	(a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	30,000	32,970

Total New Jersey				1,554,377

New Mexico - 0.2%
Farmington, NM, PCR, Public Service Co. Project	2.125%	6/1/22	35,000	34,452	(a)(b)

New York - 6.4%
Hempstead Town, NY, Local Development Corp. Revenue	5.000%	7/1/42	100,000	113,740
Hudson Yards Infrastructure Corp., NY, Revenue	5.000%	2/15/42	100,000	114,629
Monroe County, NY, Industrial Development Corp. Revenue	5.000%	7/1/36	105,000	114,940	(d)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	70,000	75,489
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue	5.000%	6/15/46	30,000	34,613
New York City, NY, TFA Revenue	5.000%	8/1/45	100,000	115,389
New York State Dormitory Authority Revenue, Non-State Supported Debt, New York University	5.000%	7/1/43	50,000	58,021
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3 Bonds	5.000%	2/15/43	100,000	115,532
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	100,000	106,332	(c)(e)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	50,000	56,190
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/26	80,000	84,660	(c)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	15,000	15,832	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	27,655	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	25,000	27,135	(c)
LaGuardia Airport, Delta Airlines, Inc.	5.000%	1/1/36	250,000	281,797

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	$10,000	$11,405	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	50,000	58,397

Total New York				1,411,756

North Carolina - 0.3%
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	50,000	57,185
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue	5.000%	7/1/42	5,000	5,505

Total North Carolina				62,690

Ohio - 2.6%
Ohio State Higher Educational Facility Commission, University of Dayton 2018 Revenue	5.000%	12/1/34	500,000	571,640	(f)

Oregon - 5.3%
University of Oregon General Revenue	5.000%	4/1/48	1,000,000	1,156,160

Pennsylvania - 1.4%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	25,000	25,638
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing	5.000%	5/15/32	50,000	55,232
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	50,000	57,322
Pennsylvania State Turnpike Commission Revenue:
	5.000%	12/1/47	25,000	28,114
	5.000%	12/1/48	100,000	113,168	(f)
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/31	20,000	22,722

Total Pennsylvania				302,196

South Carolina - 0.4%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center	5.000%	11/1/37	75,000	79,409

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	28,169

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 2.6%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue	5.000%	7/1/46	$50,000	$57,849
Tennessee Energy Acquisition Corp., Gas Revenue:
	5.250%	9/1/23	10,000	11,301
	5.250%	9/1/26	425,000	494,347

Total Tennessee				563,497

Texas - 12.4%
Arlington TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	100,000	111,087
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF - GTD	5.000%	12/1/37	20,000	23,064
City of Sugar Land, TX, GO	5.000%	2/15/28	175,000	208,399
Grand Parkway Transportation Corp., Highway Tolls Revenue	5.000%	10/1/48	100,000	115,433
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue, Teco Project	5.000%	11/15/33	200,000	235,028
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	112,590	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	20,000	20,844
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	15,000	16,693
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/43	1,000,000	1,152,890
Southside, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/47	100,000	115,706
Southwest, Texas Higher Education Authority Inc. Revenue, Southern Methodist University Project	5.000%	10/1/41	50,000	57,903
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project	5.000%	11/15/37	50,000	55,267
Buckner Retirement Services Inc. Project	5.000%	11/15/46	50,000	54,891
Buckner Senior Living Ventana Project	6.625%	11/15/37	10,000	11,191
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	205,000	239,975
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	20,000	21,771
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,464	(c)
Texas State Water Development Board Revenue	5.000%	10/15/47	100,000	116,218
Texas State, GO, Transport Commission, Mobility Fund	5.000%	10/1/34	35,000	41,311

Total Texas				2,715,725

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/29	$100,000	$89,250

Utah - 1.2%
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,551
Syracuse Arts Academy Project, UT CSCE	5.000%	10/15/38	220,000	248,004	(f)

Total Utah				253,555

Virginia - 2.4%
Arlington County, VA, IDA Revenue	5.000%	2/15/43	50,000	57,766
Virginia State Commonwealth Transportation Board, Transportation Revenue	5.000%	5/15/31	100,000	119,064
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	10,000	11,241	(c)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	200,000	239,970
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	100,000	106,520	(c)

Total Virginia				534,561

Washington - 0.5%
Washington State, GO	5.000%	8/1/34	100,000	117,396

Wisconsin - 0.1%
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	15,000	16,562	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $19,971,147)				19,957,946

SHORT-TERM INVESTMENTS - 37.4%
MUNICIPAL BONDS - 36.3%
California - 0.5%
University of California, CA, Revenue	0.850%	5/15/48	100,000	100,000	(g)(h)

Florida - 0.9%
Miami-Dade County Industrial Development Authority	1.150%	8/1/18	200,000	200,000	(g)(h)

Massachusetts - 3.2%
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA - Wells Fargo Bank N.A.	1.050%	7/1/46	200,000	200,000	(g)(h)
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA - JPMorgan Chase	1.070%	7/1/27	500,000	500,000	(g)(h)

Total Massachusetts				700,000

Missouri - 0.9%
Missouri State HEFA Revenue, BJC Health System	1.080%	5/15/38	200,000	200,000	(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 7.2%
New York City, NY, HDC, MFH Revenue Sustainable Neighborhood, LIQ - Citibank N.A.:
	1.080%	5/1/20	$500,000	$500,000	(g)(h)
	1.080%	5/1/49	100,000	100,000	(g)(h)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.120%	11/1/41	400,000	400,000	(c)(g)(h)
625 West 57th Street, LOC - Bank of New York Mellon	1.080%	5/1/49	200,000	200,000	(g)(h)
Onondaga County, NY, Trust Cultural Resource
Revenue, Syracuse University Project, LOC - Wells Fargo Bank N.A.	1.080%	12/1/29	380,000	380,000	(g)(h)

Total New York				1,580,000

North Carolina - 13.9%
City of Charlotte, NC, 2003 Governmental Facilities Project	1.090%	6/1/33	600,000	600,000	(g)(h)
City of Charlotte, NC , Water & Sewer System Revenue	1.060%	7/1/36	300,000	300,000	(g)(h)
North Carolina State Medical Care Commission Revenue, Novant Health Group, SPA - JPMorgan Chase	1.100%	11/1/34	100,000	100,000	(g)(h)
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Wakemed Obligated Group, LOC - Wells Fargo Bank N.A.	1.070%	10/1/26	720,000	720,000	(g)(h)
Wakemed Obligated Group, LOC - Wells Fargo Bank N.A.	1.070%	10/1/38	900,000	900,000	(g)(h)
Raleigh, NC, COP, Downtown Improvement Project, SPA - Wells Fargo Bank N.A.	1.100%	2/1/34	440,000	440,000	(g)(h)

Total North Carolina				3,060,000

Texas - 4.3%
Rockwall, TX, ISD, GO, School Building, PSF - GTD, SPA - Wells Fargo Bank N.A.	1.100%	8/1/37	950,000	950,000	(g)(h)

Washington - 5.4%
Vancouver, WA, Housing Authority Revenue, LIQ - FHLMC	1.100%	12/1/38	595,000	595,000	(g)(h)
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC - Wells Fargo Bank N.A.	1.100%	10/1/29	585,000	585,000	(g)(h)

Total Washington				1,180,000

TOTAL MUNICIPAL BONDS (Cost - $7,970,000)				7,970,000

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	SHARES	VALUE
Overnight Deposits - 1.1%
BNY Mellon Cash Reserve Fund (Cost - $223,678)	0.550%	223,678	$223,678

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,193,678)			8,193,678

TOTAL INVESTMENTS - 128.3% (Cost - $28,164,825)			28,151,624
Liabilities in Excess of Other Assets - (28.3)%			(6,203,153)

TOTAL NET ASSETS - 100.0%			$21,948,471

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$19,957,946	—	$19,957,946
Short-Term Investments†:
Municipal Bonds	—	7,970,000	—	7,970,000
Overnight Deposits	—	223,678	—	223,678

Total Short-Term Investments	—	8,193,678	—	8,193,678

Total Investments	—	$28,151,624	—	$28,151,624

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 23, 2018